OPERATING SGEMENTS (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Operating segments

	Ergo	FWGR	Other reconciling items	Total
2023
Amounts in R million

Revenue (External)	4,108.6	1,387.7	—	5,496.3
Cash operating costs	(3,183.2)	(504.9)	—	(3,688.1)
Movement in gold in process and finished inventories - Gold Bullion	(1.8)	12.6	—	10.8
Segment operating profit	923.6	895.4	—	1,819.0

Additions to property, plant and equipment	(816.0)	(209.8)	(5.1)	(1,030.9)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	923.6	895.4	—	1,819.0
Deprecation	(120.6)	(95.8)	(1.1)	(217.5)
Change in estimate of environmental rehabilitation recognised in profit or loss	6.2	—	0.9	7.1
Ongoing rehabilitation expenditure	(24.7)	(1.7)	(0.4)	(26.8)
Care and maintenance	—	—	(0.4)	(0.4)
Other operating costs	3.9	—	—	3.9
Other income	0.1	10.2	0.1	10.4
Administration expenses and other costs	(8.3)	(2.9)	(161.7)	(172.9)
Finance income	34.4	31.8	268.1	334.3
Finance expense	(58.7)	(9.7)	(2.3)	(70.7)
Current tax	(51.1)	(201.9)	(33.3)	(286.3)
Deferred tax	(73.8)	(47.9)	3.0	(118.7)
Profit after tax	631.0	577.5	72.9	1,281.4

Reconciliation of cost of sales to cash operating costs
Cost of sales	(3,320.2)	(589.8)	(1.0)	(3,911.0)
Deprecation	120.6	95.8	1.1	217.5
Change in estimate of environmental rehabilitation recognised in profit or loss	(6.2)	—	(0.9)	(7.1)
Movement in gold in process and finished inventories - Gold Bullion	1.8	(12.6)	—	(10.8)
Ongoing rehabilitation expenditure	24.7	1.7	0.4	26.8
Care and maintenance	—	—	0.4	0.4
Other operating costs	(3.9)	—	—	(3.9)
Cash operating costs	(3,183.2)	(504.9)	—	(3,688.1)

23	OPERATING SEGMENTS continued

	Ergo	FWGR	Other reconciling items	Total
2022
Amounts in R million

Revenue (External)	3,704.9	1,413.6	—	5,118.5
Cash operating costs	(3,009.8)	(454.0)	—	(3,463.8)
Movement in gold in process and finished inventories - Gold Bullion	35.2	(4.8)	—	30.4
Segment operating profit	730.3	954.8	—	1,685.1

Additions to property, plant and equipment	(436.2)	(162.2)	—	(598.4)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	730.3	954.8	—	1,685.1
Deprecation	(134.5)	(131.6)	(1.5)	(267.6)
Change in estimate of environmental rehabilitation recognised in profit or loss	2.3	—	(0.1)	2.2
Ongoing rehabilitation expenditure	(30.1)	(1.5)	—	(31.6)
Care and maintenance	—	—	(5.9)	(5.9)
Other operating costs	(4.9)	(0.2)	(0.1)	(5.2)
Other income	70.1	21.2	—	91.3
Administration expenses and other costs	(7.7)	(13.8)	(139.7)	(161.2)
Finance income	22.4	19.0	184.4	225.8
Finance expense	(58.8)	(10.8)	(5.2)	(74.8)
Current tax	(12.9)	(237.3)	(11.4)	(261.6)
Deferred tax	(45.3)	(29.6)	2.2	(72.7)
Profit after tax	530.9	570.2	22.7	1,123.8

Reconciliation of cost of sales to cash operating costs
Cost of sales	(3,141.8)	(592.1)	(7.6)	(3,741.5)
Deprecation	134.5	131.6	1.5	267.6
Change in estimate of environmental rehabilitation recognised in profit or loss	(2.3)	—	0.1	(2.2)
Movement in gold in process and finished inventories - Gold Bullion	(35.2)	4.8	—	(30.4)
Ongoing rehabilitation expenditure	30.1	1.5	—	31.6
Care and maintenance	—	—	5.9	5.9
Other operating costs	4.9	0.2	0.1	5.2
Cash operating costs	(3,009.8)	(454.0)	—	(3,463.8)

23	OPERATING SEGMENTS continued

	Ergo	FWGR	Other reconciling items	Total
2021
Amounts in R million

Revenue (External)	3,943.0	1,326.0	—	5,269.0
Cash operating costs	(2,666.5)	(406.2)	—	(3,072.7)
Movement in gold in process and finished inventories - Gold Bullion	(31.9)	6.3	—	(25.6)
Segment operating profit	1,244.6	926.1	—	2,170.7

Additions to property, plant and equipment	(250.9)	(143.3)	(1.5)	(395.7)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	1,244.6	926.1	—	2,170.7
Deprecation	(135.6)	(115.6)	(1.3)	(252.5)
Change in estimate of environmental rehabilitation recognised in profit or loss	7.2	—	5.2	12.4
Ongoing rehabilitation expenditure	(46.6)	(1.7)	—	(48.3)
Care and maintenance	—	—	(3.9)	(3.9)
Other operating costs	2.4	—	—	2.4
Other income	0.1	—	—	0.1
Administration expenses and other costs	15.0	1.8	(80.8)	(64.0)
Finance income	21.0	17.2	178.0	216.2
Finance expense	(45.8)	(9.8)	(13.9)	(69.5)
Current tax	(196.1)	(227.6)	—	(423.7)
Deferred tax	(66.6)	(37.4)	4.0	(100.0)
Profit after tax	799.6	553.0	87.3	1,439.9

Reconciliation of cost of sales to cash operating costs
Cost of sales	(2,871.0)	(517.2)	—	(3,388.2)
Deprecation	135.6	115.6	1.3	252.5
Change in estimate of environmental rehabilitation recognised in profit or loss	(7.2)	—	(5.2)	(12.4)
Movement in gold in process and finished inventories - Gold Bullion	31.9	(6.3)	—	25.6
Ongoing rehabilitation expenditure	46.6	1.7	—	48.3
Care and maintenance	-	-	3.9	3.9
Other operating costs	(2.4)	—	—	(2.4)
Cash operating costs	(2,666.5)	(406.2)	—	(3,072.7)